Identification and business activity (Details 3) - Mining activities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of identification and business activity [Line Items]
Operating activities	$ (8)	$ (7)	$ (8)
Investing activities	0	0	(6)
Financing activities	0	0	0
Net decrease in cash and cash equivalents during the year	$ (8)	$ (7)	$ (14)